SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 12 - SUBSEQUENT EVENTS
In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2023, up to the date the Company issued the financial statements.
On January 7, 2024, TMTG’s majority shareholder approved an amended certificate of incorporation that, when filed on January 26, 2024, increased TMTG’s authorized shares to 1,000,000,000.
On January 18, 2024, DWAC received a letter from a TMTG minority shareholder that contained certain assertions regarding: (i) board appointments with respect to TMTG; (ii) consent rights with respect to TMTG’s issuance of additional shares and classes of securities; and (iii) certain expenses.
On January 22, 2024, in furtherance of TMTG and DWAC’s proposed merger, DWAC filed with the SEC a third amendment to its registration statement on form S-4, which included disclosures regarding the January 18 letter.
TMTG and a new lender executed a promissory note (with a face value of $1,000,000) dated January 22, 2024.
On January 22, 2024, TMTG received a books and records inspection request from another TMTG minority shareholder, purportedly pursuant to Section 220 of the Delaware General Corporation Law, to which TMTG responded via counsel on January 29, 2024. TMTG received several subsequent communications from the same minority shareholder.
Effective February 2, 2024, TMTG entered into a Second Amended & Restated License Agreement with President Trump.
Effective February 2, 2024, TMTG entered into three amended and restated convertible promissory notes with one of its noteholders; the amendments clarified certain conversion mechanics and confirmed the application of an MFN clause to one of the notes.
On February 9, 2024, TMTG and DWAC received letters from the TMTG minority shareholder that had previously sent a letter to DWAC on January 18.
Effective February 12, 2024, TMTG and DWAC entered into a Retention Bonus Agreement pertaining to post-merger payments to employees and other personnel affiliated with TMTG.
On February 12, 2024, in furtherance of TMTG and DWAC’s proposed merger, DWAC filed with the SEC a fourth amendment to its registration statement on form S-4, which included disclosures regarding the aforementioned communications from TMTG minority shareholders.
On February 14, 2024, in furtherance of TMTG and DWAC’s proposed merger, DWAC filed with the SEC fifth and sixth amendments to its registration statement on form S-4, after which DWAC received from SEC a notice indicating that the S-4 was effective as of 5:30pm on that same date.
On February 16, 2024, DWAC filed with the SEC a proxy statement/prospectus scheduling a shareholder meeting (to vote on approving DWAC’s proposed merger with TMTG, among other matters) for March 22, 2024.
On February 16, 2024 and March 20, 2024, TMTG received a letter from the minority shareholder that had previously sent a letter to TMTG on February 9, and to DWAC on January 18 and February 9, purporting to appoint two individuals to TMTG’s board.
Effective February 21, 2024, TMTG entered into an amended and restated convertible promissory note with one of its noteholders; the amendment revised certain economic terms of the noteholder’s loans, extended the maturity date thereof, and increased by the cumulative principal by $1,205,000.
On February 27, 2024, TMTG and DWAC sued DWAC’s sponsor and the sponsor’s principal (who is also DWAC’s former CEO) in Florida state court.
On February 28, 2024, the TMTG minority shareholder that had previously sent letters to TMTG on February 9 and February 16 sued TMTG in Delaware state court, seeking declaratory and injunctive relief relating to the authorization, issuance and ownership of TMTG stock, and contemporaneously filed a motion to expedite proceedings. On or about March 4, the minority shareholder amended its complaint to add each of TMTG’s board members as defendants. On March 9, during a hearing on the motion to expedite proceedings, the parties and the judge agreed that TMTG would place into escrow any additional TMTG shares, other than shares issuable to TMTG’s convertible noteholders, issued by TMTG prior to the closing of TMTG’s proposed merger with DWAC. The court issued a written order consistent with the foregoing on March 15, 2024, and scheduled a status conference for April 1, 2024. TMTG management believes that this litigation is not likely to result in the award of financial damages to the minority shareholder, and will not have a direct financial impact on TMTG other than potential ongoing legal fees for the duration of this matter.
On or about February 28, 2024, DWAC’s sponsor sued DWAC in Delaware state court. On March 5, the judge denied in part the sponsor’s motion to expedite proceedings and stated that the court will not hold a merits or injunction hearing before the March 22 DWAC shareholder vote. With respect to the conversion of 7,158,025 shares of DWAC class B common stock into DWAC class A common stock in connection with the closing of the merger, DWAC has agreed to place into escrow a number of shares representing the difference between the conversion ratio determined by the DWAC board (1.348) and 2.00, i.e., 4,667,033 shares. TMTG management believes that this matter will not have a financial impact on TMTG other than potential legal fees following the closing of TMTG’s proposed merger with DWAC.
Effective March 3 and 5, 2024, and in anticipation of the scheduled closing of TMTG’s merger with DWAC, several noteholders agreed with TMTG to amend their respective convertible notes by revising certain economic terms and extending the maturity date thereof.
Effective March 7, 12, and 13, 2024, TMTG entered into multiple convertible promissory notes, including with several of its officers in accordance with the disclosures contained in DWAC’s registration and proxy statements.
On March 22, 2024, DWAC shareholders approved DWAC’s merger with TMTG (and related proposals), and NASDAQ approved the listing of the post-merger entity.